WARRANTS - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Class Of Warrant Or Right Convertible Conversion Percentage	2.00%
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	23,738
Class of Warrant or Right, Exercise Price of Warrants or Rights	0.01
Warrants Held Percentage	1.00%